Consolidated Statements of Comprehensive Income $ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Statement of comprehensive income [abstract]
Net earnings (loss)	$ (369)	$ 3,003	$ (18,455)	$ 88,257	$ 152,128
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods
Change in fair value of derivatives designated as cash flow hedges, net of income tax recovery	(145)	72	247	545	(815)
Loss on derivatives designated as cash flow hedges transferred to net earnings in the current year, net of income tax expense	(45)	(206)	(167)	465	905
Unrealized gain on translation of foreign denominated debt	783	675	232	1,613	3,845
Unrealized loss on translation of financial statements of foreign operations	(10,102)	(21,489)	(18,958)	(21,323)	(65,044)
Other comprehensive income (loss)	(9,509)	(20,948)	(18,646)	(18,700)	(61,109)
Total comprehensive income (loss)	$ (9,878)	$ (17,945)	(37,101)	69,557	91,019
Other comprehensive income (loss) attributable to:
Controlling interest			(18,646)	(18,480)	(60,713)
Non-controlling interest			$ 0	$ (220)	$ (396)